Net Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Per Share [Abstract]
Net income (loss) attributable to China Finance Online Co. Limited	$ (1,678,813)	$ 22,482,416	$ (7,167,849)
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	113,213,912	110,997,871	109,385,712
Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares		14,131,892
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share	113,213,912	125,129,763	109,385,712
Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$ (0.01)	$ 0.2	$ (0.07)
- diluted	$ (0.01)	$ 0.18	$ (0.07)